INTANGIBLE ASSETS NET (Tables)	12 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS NET
Schedule of intangible assets, net
	As of March 31,	As of March 31,
	2025	2024
Proprietary technology	1,900,000	1,900,000
Customer relationship	10,751,426	-
Total intangible assets, at cost	12,651,426	1,900,000
Less: accumulated amortization	(791,667)	(411,667)
Less: impairment	(1,108,333)	-
Intangible assets, net	$10,751,426	$1,488,333

Schedule of estimated future amortization expense
Years ending March 31,	Amortization expense
2026	$2,150,285
2027	2,150,285
2028	2,150,285
2029	2,150,285
2030	2,150,285
Total	$10,751,426